Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 76,619	$ 78,917	$ 67,697	$ 200,330
Accounts receivable, net (Note 4)	221,872	227,542
Related party receivables (Note 15)	17,179	19,872
Inventories (Note 6)	202,412	175,291
Deferred tax assets (Note 12)	30,256	28,877
Other current assets	22,776	27,105
Total current assets	571,114	557,604
Property, plant and equipment, net (Note 7)	168,772	160,174
Goodwill (Note 8)	309,703	309,102
Other intangible assets, net (Note 8)	373,433	399,585
Deferred financing costs, net	14,622	17,483
Other long-term assets	4,115	3,732
Total assets	1,441,759	1,447,680
Current liabilities
Accounts payable	152,052	132,803
Current maturities of long-term debt (Note 11)	3,176	3,177
Related party payables (Note 15)	587	734
Product returns liability (Note 10)	42,031
Interest payable	13,081
Accrued expenses and other current liabilities (Note 9)	58,665	115,453
Total current liabilities	269,592	252,167
Long-term debt, less current maturities (note 11)	687,860	690,748
Pension and other post-retirement liabilities (Note 13)	62,256	120,093
Deferred tax liabilities (Note 12)	122,983	110,965
Long-term related party payables (Note 15)	361
Other long-term liabilities	2,925	2,546
Shareholder's equity
Total shareholder's equity	295,782	271,161
Total liabilities and shareholder's equity	1,441,759	1,447,680
Successor [Member]
Current assets
Cash and cash equivalents	76,619	78,917	67,697
Accounts receivable, net (Note 4)	221,872	227,542
Related party receivables (Note 15)	17,179	19,872
Inventories (Note 6)	202,412	175,291
Deferred tax assets (Note 12)	30,256	28,877
Other current assets	22,776	27,105
Total current assets	571,114	557,604
Property, plant and equipment, net (Note 7)	168,772	160,174
Goodwill (Note 8)	309,703	309,102	308,800
Other intangible assets, net (Note 8)	373,433	399,585
Deferred financing costs, net	14,622	17,483
Other long-term assets	4,115	3,732
Total assets	1,441,759	1,447,680
Current liabilities
Accounts payable	152,052	132,803
Current maturities of long-term debt (Note 11)	3,176	3,177
Related party payables (Note 15)	587	734
Product returns liability (Note 10)	42,031	45,956	55,600
Interest payable	13,081	13,177
Accrued expenses and other current liabilities (Note 9)	58,665	56,320
Total current liabilities	269,592	252,167
Long-term debt, less current maturities (note 11)	687,860	690,748
Pension and other post-retirement liabilities (Note 13)	62,256	120,093
Deferred tax liabilities (Note 12)	122,983	110,965
Long-term related party payables (Note 15)	361
Other long-term liabilities	2,925	2,546
Total liabilities	1,145,977	1,176,519
Contingencies (Note 14)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(17,485)	(5,243)
Accumulated other comprehensive loss (Note 19)	(6,771)	(43,634)	(34,500)
Total shareholder's equity	295,782	271,161	265,651	(1,259)
Total liabilities and shareholder's equity	$ 1,441,759	$ 1,447,680